                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:__________

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Pitt Capital Group, Inc.
Address: 680 Andersen Drive
         Foster Plaza Ten
         Pittsburgh, PA 15220

Form 13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robin Miller
Title: Chief Compliance Officer
Phone: (412)921-1822

Signature, Place, and Date of Signing:


/s/ Robin Miller   Pittsburgh, PA   May 14, 2008

Report Type (Check only one):

[X] I3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 121
Form 13F Information Table Value Total: $494,848
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                        VOTING AUTHORITY
                                                   VALUE               SH_ PUT_                OTHER    ----------------
NAME OF ISSUER           TITLE OF CLASS CUSIP     (x1000) SHRS_PRN_AMT PRN CALL INV_DISCRETION MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- ------- ------------ --- ---- -------------- -------- ---- ------ ----
1/100 Berkshire Hathaway CL A           084990175   667              5 SH       SOLE                      5    0      0
3M Company               COM            88579y101   644              8 SH       SOLE                      8    0      0
Abbott Labs              COM            002824100  2321             42 SH       SOLE                     42    0      0
Advanced Med Opt         COM            00763m108  3055            150 SH       SOLE                    150    0      0
AFLAC Inc.               COM            001055102   311              5 SH       SOLE                      5    0      0
Air Prods & Chem         COM            009158106   540              6 SH       SOLE                      6    0      0
Alaska Air Group         COM            011659109 10354            528 SH       SOLE                    528    0      0
ALCOA                    COM            013817101  9456            262 SH       SOLE                    262    0      0
Allergan                 COM            018490102  8348            148 SH       SOLE                    148    0      0
Allstate Corp.           COM            020002101   436              9 SH       SOLE                      9    0      0
Alpine Total Dynamic     COM            021060108   248             15 SH       SOLE                     15    0      0
Altria Group             COM            02209S103   369             17 SH       SOLE                     17    0      0
American Express         COM            025816109   622             14 SH       SOLE                     14    0      0
American Intl Group      COM            026874107   569             13 SH       SOLE                     13    0      0
Ameriprise Financial     COM            03076c106   205              4 SH       SOLE                      4    0      0
Amgen Inc.               COM            031162100  4390            105 SH       SOLE                    105    0      0
Arthur J Gallagher       COM            363576109  4534            192 SH       SOLE                    192    0      0
AT&T                     COM            00206r102 24973            652 SH       SOLE                    652    0      0
Bank of NY Mellon        COM            064058100  8276            198 SH       SOLE                    198    0      0
BankAmerica              COM            060505104   741             20 SH       SOLE                     20    0      0
Baxter Intl              COM            071813109   517              9 SH       SOLE                      9    0      0
Berkshire Hath B         CL B           084670207   264             59 SH       SOLE                     59    0      0
BMC Software             COM            055921100  2998             92 SH       SOLE                     92    0      0
Boeing                   COM            097023105 17773            239 SH       SOLE                    239    0      0
Boston Scientific        COM            101137107   183             14 SH       SOLE                     14    0      0
CA                       COM            12673P105 12383            550 SH       SOLE                    550    0      0
Caterpillar Inc.         COM            149123101   517              7 SH       SOLE                      7    0      0
CBS Corp A               CL A           124857103   788             36 SH       SOLE                     36    0      0
CBS Corp B               CL B           124857202   352             16 SH       SOLE                     16    0      0
Charles Schwab Corp      COM            808513105  1767             94 SH       SOLE                     94    0      0
ChevronTexaco            COM            166764100   738              9 SH       SOLE                      9    0      0
Cisco Systems            COM            17275r102  1693             70 SH       SOLE                     70    0      0
CIT Group                COM            125581108  1572            133 SH       SOLE                    133    0      0
Citigroup Inc.           COM            172967101  7318            342 SH       SOLE                    342    0      0
Coca Cola Co             COM            191216100   679             11 SH       SOLE                     11    0      0
Colgate-Palmolive        COM            194162103   658              8 SH       SOLE                      8    0      0
Comcast Corp A           CL A           20030n101 17389            899 SH       SOLE                    899    0      0
ConocoPhillips           COM            20825C104   577              8 SH       SOLE                      8    0      0
Cons Communications      COM            209034107  4049            268 SH       SOLE                    268    0      0
Cynosure                 COM            232577205  1805             85 SH       SOLE                     85    0      0
Dell                     COM            24702r101  3532            177 SH       SOLE                    177    0      0
Dollar Thrifty Auto.     COM            256743105  5892            432 SH       SOLE                    432    0      0
El Paso Corp.            COM            28336L109  1717            103 SH       SOLE                    103    0      0
EMC Corp.                COM            268648102  5624            392 SH       SOLE                    392    0      0
Emerson Electric         COM            291011104   343              7 SH       SOLE                      7    0      0
Equitable Resources      COM            294549100   896             15 SH       SOLE                     15    0      0
Erie Indemnity Co        CL A           29530P102 11564            226 SH       SOLE                    226    0      0
ESB Financial Corp.      COM            26884f102   104             11 SH       SOLE                     11    0      0
Exelon Corp.             COM            30161N101   469              6 SH       SOLE                      6    0      0
Exxon Mobil              COM            30231G102  5060             60 SH       SOLE                     60    0      0

Fairpoint Comm Inc       COM            305560104   101             11 SH       SOLE                     11    0      0
Fedex Corporation        COM            31428X106 10373            112 SH       SOLE                    112    0      0
First Energy             COM            337932107   482              7 SH       SOLE                      7    0      0
FNB Corp                 COM            302520101 12298            788 SH       SOLE                    788    0      0
General Electric         COM            369604103 24244            655 SH       SOLE                    655    0      0
Goldman Sachs            COM            38141g104   229              1 SH       SOLE                      1    0      0
Hartford Finl Svcs       COM            416515104 13756            182 SH       SOLE                    182    0      0
Hewlett Packard          COM            428236103   593             13 SH       SOLE                     13    0      0
Honeywell                COM            438516106  8361            148 SH       SOLE                    148    0      0
Huntington Bancshs       COM            446150104   190             18 SH       SOLE                     18    0      0
ING Group                SPONSORED ADR  456837103   276              7 SH       SOLE                      7    0      0
Ingersoll Rand           CL A           G4776G101 17488            392 SH       SOLE                    392    0      0
Intel Corp.              COM            458140100  1093             52 SH       SOLE                     52    0      0
Intl Business Mach       COM            459200101  6968             61 SH       SOLE                     61    0      0
iShares MSCI-Japan       MSCI JAPAN     464286848 10705            865 SH       SOLE                    865    0      0
ITT Industries           COM            450911102  9611            186 SH       SOLE                    186    0      0
J.P. Morgan Chase        COM            46625H100  1067             25 SH       SOLE                     25    0      0
Johnson & Johnson        COM            478160104  1872             29 SH       SOLE                     29    0      0
Joy Global Inc.          COM            481165108 11013            169 SH       SOLE                    169    0      0
Koppers Holdings Inc     COM            50060P106   222              5 SH       SOLE                      5    0      0
Loews Corp.              COM            540424108 20443            508 SH       SOLE                    508    0      0
Manulife Financial       COM            56501R106   285              7 SH       SOLE                      7    0      0
Marsh & McLennan         COM            571748102  4627            190 SH       SOLE                    190    0      0
Matthews Intl            CL A           577128101  5441            113 SH       SOLE                    113    0      0
McGraw-Hill Co.          COM            580645109   241              7 SH       SOLE                      7    0      0
Medco Health             COM            58405u102   237              5 SH       SOLE                      5    0      0
Medtronic                COM            585055106 11030            228 SH       SOLE                    228    0      0
Merck                    COM            589331107   691             18 SH       SOLE                     18    0      0
Metlife                  COM            59156R108   318              5 SH       SOLE                      5    0      0
Microsoft                COM            594918104  9210            325 SH       SOLE                    325    0      0
Morgan Stanley           COM            617446448   240              5 SH       SOLE                      5    0      0
Mylan Inc                COM            628530107   492             42 SH       SOLE                     42    0      0
Nestle SA                COM            641069406   275              2 SH       SOLE                      2    0      0
Nokia Corp               SPONSORED ADR  654902204   289              9 SH       SOLE                      9    0      0
Nvidia Corp              COM            67066g104   594             30 SH       SOLE                     30    0      0
OPNET Technologies       COM            683757108  3745            460 SH       SOLE                    460    0      0
Oracle Corp              COM            68389x105   388             20 SH       SOLE                     20    0      0
Pepsico                  COM            713448108   961             13 SH       SOLE                     13    0      0
Pfizer Inc               COM            717081103  1399             67 SH       SOLE                     67    0      0
Philip Morris Intl Inc   COM            718172109   841             17 SH       SOLE                     17    0      0
PNC Financial            COM            693475105 14773            225 SH       SOLE                    225    0      0
PPG Inds                 COM            693506107  1725             29 SH       SOLE                     29    0      0
Procter & Gamble         COM            742718109  1453             21 SH       SOLE                     21    0      0
Rockwell Automation      COM            773903109   250              4 SH       SOLE                      4    0      0
Rockwell Collins         COM            774341101   401              7 SH       SOLE                      7    0      0
Royal Dutch Shell        COM            780259206   595              9 SH       SOLE                      9    0      0
Russell 3000 Index       RUSSELL 3000   464287689  5676             74 SH       SOLE                     74    0      0
Sandisk Inc              COM            80004C101 11316            501 SH       SOLE                    501    0      0
Schering Plough          COM            806605101   302             21 SH       SOLE                     21    0      0
Sovereign Bancorp        COM            845905108   475             51 SH       SOLE                     51    0      0
Spectrum Control         COM            847615101  2639            312 SH       SOLE                    312    0      0
Telefonos De Mexico      SPON ADR ORD L 879403780  3887            103 SH       SOLE                    103    0      0

Templeton Global Inc.    COM            880198106    96             10 SH       SOLE                     10    0      0
Texas Instruments        COM            882508104  4969            176 SH       SOLE                    176    0      0
Time Warner              COM            887317105   421             30 SH       SOLE                     30    0      0
U.S. Bancorp             COM NEW        902973304   471             15 SH       SOLE                     15    0      0
Unilever                 COM            904784709   223              7 SH       SOLE                      7    0      0
United Technologies      COM            913017109  1916             28 SH       SOLE                     28    0      0
UPS Class B              CL B           911312106  4099             56 SH       SOLE                     56    0      0
V F Corp.                COM            918204108  8301            107 SH       SOLE                    107    0      0
Verizon                  COM            92343V104 22730            624 SH       SOLE                    624    0      0
Viacom Cl B              COM            92553p201   541             14 SH       SOLE                     14    0      0
Viacom Inc               CL A           92553p102  1393             35 SH       SOLE                     35    0      0
W P Stewart & Co         COM            G84922106   475            245 SH       SOLE                    245    0      0
Wachovia Corp            COM            929903102  3873            143 SH       SOLE                    143    0      0
WalMart                  COM            931142103   987             19 SH       SOLE                     19    0      0
Wells Fargo & Co         COM            949746101   612             21 SH       SOLE                     21    0      0
Windstream Corp          COM            97381w104  1838            154 SH       SOLE                    154    0      0
Wyeth                    COM            983024100 12119            290 SH       SOLE                    290    0      0
Xilinx Inc               COM            983919101  3064            129 SH       SOLE                    129    0      0
Zimmer Holdings          COM            98956P102   259              3 SH       SOLE                      3    0      0